Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair value, securities held to maturity
Held-to-maturity securities, Amortized Cost	$ 50,648	$ 34,972
Held to maturity securities, Gross Unrealized Gain	3,025	2,082
Held to maturity securities, Gross Unrealized Losses	(187)	(415)
Held-to-maturity securities, Fair Value	53,486	36,639
State and municipal securities [Member]
Amortized cost and fair value, securities held to maturity
Held-to-maturity securities, Amortized Cost	50,648	34,972
Held to maturity securities, Gross Unrealized Gain	3,025	2,082
Held to maturity securities, Gross Unrealized Losses	(187)	(415)
Held-to-maturity securities, Fair Value	$ 53,486	$ 36,639